UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     May 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $220,797 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106    14804   842070 SH       SOLE                   842070        0        0
AMDOCS LTD                     ORD              G02602103     1344    47400 SH       SOLE                    47400        0        0
AMERIGROUP CORP                COM              03073T102     6720   245900 SH       SOLE                   245900        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    12774   372000 SH       SOLE                   372000        0        0
BRINKS CO                      COM              109696104    11699   174150 SH       SOLE                   174150        0        0
BURGER KING HLDGS INC          COM              121208201     8160   295000 SH       SOLE                   295000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    10668   497800 SH       SOLE                   497800        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107     6233   253800 SH       SOLE                   253800        0        0
CONNS INC                      COM              208242107     5910   362371 SH       SOLE                   362371        0        0
CVS CAREMARK CORPORATION       COM              126650100    14705   363000 SH       SOLE                   363000        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2658   145000 SH       SOLE                   145000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     1335    35000 SH       SOLE                    35000        0        0
GATEHOUSE MEDIA INC            COM              367348109      292    50000 SH       SOLE                    50000        0        0
HEWLETT PACKARD CO             COM              428236103    10726   234900 SH       SOLE                   234900        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     9535   207600 SH       SOLE                   207600        0        0
MARCHEX INC                    CL B             56624R108    14382  1441115 SH       SOLE                  1441115        0        0
MCKESSON CORP                  COM              58155Q103     2948    56300 SH       SOLE                    56300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     2627    60000 SH       SOLE                    60000        0        0
OWENS & MINOR INC NEW          COM              690732102     1423    36171 SH       SOLE                    36171        0        0
QUALCOMM INC                   COM              747525103     1521    37100 SH       SOLE                    37100        0        0
RURAL / METRO CORP             COM              781748108      810   347700 SH       SOLE                   347700        0        0
TENET HEALTHCARE CORP          COM              88033G100     8943  1580000 SH       SOLE                  1580000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1957    42359 SH       SOLE                    42359        0        0
TEXAS INDS INC                 COM              882491103    12313   204843 SH       SOLE                   204843        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     5872   103300 SH       SOLE                   103300        0        0
TITAN INTL INC ILL             COM              88830M102     9061   296011 SH       SOLE                   296011        0        0
US BIOENERGY CORP              COM              90342V109    15521  2630620 SH       SOLE                  2630620        0        0
VALUECLICK INC                 COM              92046N102     9453   548000 SH       SOLE                   548000        0        0
VERASUN ENERGY CORP            COM              92336G106     4086   555929 SH       SOLE                   555929        0        0
WEBSITE PROS INC               COM              94769V105    12317  1252991 SH       SOLE                  1252991        0        0